Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000002883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class AAA
C000002885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class C
Average Annual Return, Percent	7.12%	15.10%	1.30%	5.57%
C000034314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class I
C000002882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class A
Average Annual Return, Percent	2.29%	10.30%	0.87%	5.74%
Without Sales Load [Member] | C000002883
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%	16.99%	3.01%	7.24%
Without Sales Load [Member] | C000002885
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%	16.10%	1.30%	5.57%
Without Sales Load [Member] | C000034314
Average Annual Return [Line Items]
Average Annual Return, Percent	8.65%	17.30%	3.27%	7.68%
Without Sales Load [Member] | C000002882
Average Annual Return [Line Items]
Average Annual Return, Percent	8.53%	17.03%	2.07%	6.36%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	16.10%	5.11%	8.36%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	16.10%	5.11%	8.36%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	16.10%	5.11%	8.36%
MSCI EAFE Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	16.10%	5.11%	8.36%